SCHEDULE II NATIONAL OILWELL VARCO, INC. VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II NATIONAL OILWELL VARCO, INC. VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

NATIONAL OILWELL VARCO, INC.

VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2013, 2012 and 2011

(in millions)

	Balance beginning of year	Additions (Deductions) charged to costs and expenses	Charge off’s and other	Balance end of year
Allowance for doubtful accounts:
2013	$120	$32	$(20)	$132
2012	107	6	7	120
2011	107	9	(9)	107
Allowance for excess and obsolete inventories:
2013	$338	$89	$(31)	$396
2012	281	99	(42)	338
2011	270	70	(59)	281
Valuation allowance for deferred tax assets:
2013	$93	$40	$—	$133
2012	13	80	—	93
2011	9	4	—	13
Warranty reserve:
2013	$194	$101	$(67)	$228
2012	211	51	(68)	194
2011	215	40	(44)	211